Research and License Agreements (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Research and License Agreements [Line Items]
Expenses under license agreements	$ 3,000	$ 3,000	$ 36,000
Annual payments to maintain our current licenses in 2015	$ 0